Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets –long term portion	$ 92.9	$ 102.0
Other	1.8	2.0
Total other non-current assets	$ 94.7	$ 104.0